Related parties - Other transactions (Details 5) - Other Affiliates [Member] $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Related party disclosures
Gain (Loss) on Sale of Interest in Projects	$ 80
Bank
Related party disclosures
Gain (Loss) on Sale of Interest in Projects	$ 80